ROPES & GRAY
                                ONE METRO CENTER
                              700 12TH STREET, N.W.
                                    SUITE 900
                            WASHINGTON, DC 20005-3948

                   WRITER'S DIRECT DIAL NUMBER: (617) 951-7910

April 27, 2007


BY EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  Fifth Third Funds (the "Trust") (File Nos. 33-24848 and 811-05669)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and (2) Rule 101(a)(1)(iii) of Regulation S-T, for use in connection with a special meeting of shareholders of Fifth Third Large Cap Core Fund, are the preliminary proxy statement, the preliminary form of proxy and other preliminary additional materials.

The special meeting of shareholders is anticipated to be held on June 19, 2007 and is being called for the purposes described in the Notice of Special Meeting of Shareholders filed herewith. Definitive versions of the proxy materials are expected to be released to security holders on or around May 14, 2007.

Please direct any questions or comments on the enclosed materials to me at (617) 951-7910 or to Alyssa Albertelli of this office at (202) 508-4667.

Very truly yours,

/s/ Mary Beth Constantino

Mary Beth Constantino


Enclosures